UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2025

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

Range Global Coal Index ETF

Ticker: COAL

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Range Global Coal Index ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Global Coal Index ETF	$36	0.85%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,067,879	26	$50,400	15%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Hong Kong	0.5%
Canada	1.4%
Mongolia	2.3%
Poland	4.7%
South Africa	6.6%
Australia	37.1%
United States	45.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Yancoal Australia	10.4%
Warrior Met Coal	9.9%
Alliance Resource Partners LP	8.6%
Whitehaven Coal	7.6%
Alpha Metallurgical Resources	7.5%
New Hope	5.1%
Exxaro Resources	4.7%
Natural Resource Partners LP	4.6%
SunCoke Energy	4.5%
Stanmore Resources	4.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

COAL-SAR-2025

Exchange Traded Concepts Trust

Range Global Offshore Oil Services Index ETF

Ticker: OFOS

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Range Global Offshore Oil Services Index ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Global Offshore Oil Services Index ETF	$40	0.85%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,267,685	30	$18,706	43%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
United Arab Emirates	0.9%
Bermuda	0.9%
Mexico	1.3%
Italy	3.2%
France	3.5%
United Kingdom	7.8%
South Korea	12.2%
Norway	20.8%
United States	48.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Samsung Heavy Industries	12.2%
Noble PLC	10.4%
Valaris	7.7%
Transocean	6.3%
Tidewater	5.9%
Odfjell Drilling	4.3%
Seadrill	4.1%
Technip Energies	3.5%
TechnipFMC PLC	3.4%
Subsea 7	3.3%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

OFOS-SAR-2025

Exchange Traded Concepts Trust

Range Nuclear Renaissance Index ETF

Ticker: NUKZ

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: May 31, 2025

This semi-annual shareholder report contains important information about the Range Nuclear Renaissance Index ETF (the "Fund") for the period from December 1, 2024 to May 31, 2025. You can find additional information about the Fund at https://rangeetfs.com/investor-materials. You can also request this information by contacting us at 855-726-4388.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Range Nuclear Renaissance Index ETF	$44	0.85%

Key Fund Statistics as of May 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$255,220,212	44	$761,945	22%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Australia	1.5%
China	1.9%
Finland	2.0%
Czech Republic	2.3%
Spain	2.5%
United Kingdom	2.7%
Japan	6.3%
South Korea	8.1%
Canada	11.5%
United States	60.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Constellation Energy	9.2%
Cameco	9.0%
GE Vernova	3.4%
NuScale Power	3.2%
Oklo, Cl A	3.1%
ASP Isotopes	2.9%
Centrus Energy, Cl A	2.8%
Curtiss-Wright	2.7%
Rolls-Royce Holdings	2.7%
Lightbridge	2.6%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-726-4388

  https://rangeetfs.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-726-4388 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

NUKZ-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

Range Global Coal Index ETF (COAL)

Range Global Offshore Oil Services Index ETF (OFOS)

Range Nuclear Renaissance Index ETF (NUKZ)

Semi-Annual Financials and Other Information

May 31, 2025

(Unaudited)

Range ETFs

Table of Contents

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-726-4388

•   https://rangeetfs.com/investor-materials

Range ETFs

Range Global Coal Index ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 98.0%
Australia — 37.1%
Energy — 23.5%
New Hope	320,428	$767,107
Terracom	1,278,328	51,828
Whitehaven Coal	321,939	1,151,943
Yancoal Australia	464,798	1,564,402
		3,535,280

Materials — 13.6%
Bathurst Resources*	167,570	74,410
BHP Group ADR	12,582	616,392
Coronado Global Resources, CDI	1,692,349	119,802
Glencore PLC	153,697	587,396
Stanmore Resources	517,723	653,034
		2,051,034
		5,586,314

Canada — 1.4%
Materials — 1.4%
Colonial Coal International*	183,599	209,644

Hong Kong — 0.5%
Energy — 0.5%
SouthGobi Resources*	297,873	81,241

Mongolia — 2.3%
Materials — 2.3%
Mongolian Mining*	447,000	350,005

Poland — 4.7%
Energy — 0.6%
Lubelski Wegiel Bogdanka	13,406	85,923

Materials — 4.1%
Jastrzebska Spolka Weglowa*	102,874	622,538
		708,461

South Africa — 6.6%
Energy — 6.6%
Exxaro Resources	87,164	709,573
Thungela Resources	57,053	288,495
		998,068
Description	Shares	Fair Value
United States — 45.4%
Energy — 20.3%
Alliance Resource Partners LP	49,970	$1,300,719
Hallador Energy*	17,363	299,512
NACCO Industries, Cl A	3,012	108,010
Natural Resource Partners LP	7,133	699,034
Peabody Energy	49,530	651,815
		3,059,090

Materials — 25.1%
Alpha Metallurgical Resources*	10,080	1,129,363
Novusterra(A)*	525	—
Ramaco Resources, Cl A	52,758	476,932
SunCoke Energy	83,404	678,909
Warrior Met Coal	32,910	1,495,760
		3,780,964
		6,840,054
Total Common Stock
(Cost $18,154,638)		14,773,787

Total Investments — 98.0%
(Cost $18,154,638)		$14,773,787

Percentages are based on Net Assets of $15,067,879.

††   Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*   Non-income producing security.

(A)  Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Cl — Class

LP — Limited Partnership

PLC — Public Limited Company

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3(1)		Total
Investments in Securities
Common Stock	$14,773,787	$—	$	—^	$14,773,787
Total Investments in Securities	$14,773,787	$—	$	—^	$14,773,787

^      Includes security valued at zero.

(1)      A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Global Offshore Oil Services Index ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.0%
Bermuda — 0.9%
Energy — 0.9%
Northern Ocean*	67,700	$39,955

France — 3.5%
Energy — 3.5%
Technip Energies	3,949	149,467

Italy — 3.2%
Energy — 3.2%
Saipem	55,866	138,450

Mexico — 1.3%
Energy — 1.3%
Borr Drilling	30,375	53,156

Norway — 20.8%
Energy — 20.8%
Aker Solutions	43,048	140,472
BW Offshore	22,211	73,043
Deep Value Driller	30,143	47,204
Eidesvik Offshore	39,274	48,433
Odfjell Drilling	29,469	183,439
Sea1 offshore	22,868	53,941
Seadrill*	7,634	177,109
Solstad Offshore*	12,712	49,021
TGS	13,822	113,637
		886,299

South Korea — 12.2%
Industrials — 12.2%
Samsung Heavy Industries*	42,387	519,200

United Arab Emirates — 0.9%
Energy — 0.9%
Shelf Drilling*	59,109	39,861

United Kingdom — 7.8%
Energy — 7.8%
Odfjell Technology	10,438	49,957
Subsea 7	8,290	141,018
TechnipFMC PLC	4,593	143,072
		334,047
Description	Shares	Fair Value
United States — 48.4%
Energy — 48.4%
Baker Hughes, Cl A	2,954	$109,446
ChampionX	4,385	105,547
Halliburton	5,154	100,967
Helix Energy Solutions Group*	15,896	98,396
Noble PLC	17,910	443,631
NOV	8,906	106,872
Schlumberger	3,128	103,380
SEACOR Marine Holdings*	8,424	44,984
Tidewater*	6,351	252,198
Transocean*	108,340	269,767
Valaris*	8,757	329,438
Weatherford International PLC	2,336	101,850
		2,066,476

Total Common Stock
(Cost $5,054,703)		4,226,911

Total Investments – 99.0%
(Cost $5,054,703)		$4,226,911

Percentages are based on Net Assets of $4,267,685.

††   Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*   Non-income producing security.

Cl — Class

PLC — Public Limited Company

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

May 31, 2025 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.7%
Australia — 1.5%
Industrials — 1.5%
Silex Systems*	1,696,726	$3,930,943

Canada — 11.5%
Energy — 9.0%
Cameco	391,902	22,938,024

Industrials — 2.5%
Aecon Group	162,102	2,223,531
AtkinsRealis Group, Cl Common Subs. Receipt	63,600	4,163,061
		6,386,592
		29,324,616

China — 1.9%
Industrials — 1.9%
Shanghai Electric Group, Cl H*	13,816,000	4,739,502

Czech Republic — 2.3%
Utilities — 2.3%
CEZ	109,010	5,989,465

Finland — 2.0%
Utilities — 2.0%
Fortum	297,210	5,128,615

Japan — 6.3%
Industrials — 5.6%
Fuji Electric	51,900	2,312,381
Hitachi	203,800	5,714,507
Mitsubishi Heavy Industries	265,800	6,174,584
		14,201,472

Utilities — 0.7%
Tokyo Electric Power Holdings*	658,800	1,814,845
		16,016,317
Description	Shares	Fair Value
South Korea — 8.1%
Industrials — 6.1%
Doosan	8,728	$3,087,094
KEPCO Engineering & Construction	47,688	2,170,621
Samsung C&T	60,166	6,532,483
Samsung Heavy Industries*	311,223	3,812,183
		15,602,381

Utilities — 2.0%
Korea Electric Power	230,281	5,065,615
		20,667,996

Spain — 2.5%
Utilities — 2.5%
Endesa	208,561	6,364,371

United Kingdom — 2.7%
Industrials — 2.7%
Rolls-Royce Holdings	587,804	6,866,195

United States — 60.9%
Energy — 5.4%
Centrus Energy, Cl A*	55,732	7,073,505
Lightbridge*	447,633	6,736,877
		13,810,382

Industrials — 29.1%
Amentum Holdings*	2,543	52,529
BWX Technologies	33,349	4,188,634
Curtiss-Wright	15,608	6,869,237
Emerson Electric	45,173	5,392,753
Flowserve	48,025	2,396,928
Fluor*	61,535	2,558,625
GE Vernova	18,450	8,726,481
Graham*	63,306	2,496,155
Honeywell International	29,087	6,593,150
Jacobs Solutions	41,812	5,280,856
Lockheed Martin	13,086	6,312,425
MasTec*	28,899	4,506,221
NANO Nuclear Energy*	138,484	4,172,523
NuScale Power*	255,108	8,160,905
Quanta Services	19,194	6,575,097
		74,282,519

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Schedule of Investments

May 31, 2025 (Unaudited) (Concluded)

Description	Shares	Fair Value
United States — continued
Information Technology — 1.0%
Mirion Technologies, Cl A*	138,181	$2,639,257

Materials — 2.9%
ASP Isotopes*	992,786	7,505,462

Utilities — 22.5%
Constellation Energy	77,070	23,594,981
Dominion Energy	92,348	5,233,361
Duke Energy	41,824	4,923,521
Oklo, Cl A*	151,405	7,982,072
PG&E	295,283	4,984,377
Talen Energy*	16,502	4,025,663
Vistra	39,999	6,422,639
		57,166,614
		155,404,234

Total Common Stock
(Cost $210,160,935)		254,432,254

Total Investments — 99.7%
(Cost $210,160,935)		$254,432,254

Percentages are based on Net Assets of $255,220,212.

††   Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*   Non-income producing security.

Cl — Class

As of May 31, 2025, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Assets and Liabilities

May 31, 2025 (Unaudited)

	Range Global Coal Index ETF	Range Global Offshore Oil Services Index ETF
Assets:
Investments, at Cost	$18,154,638	$5,054,703
Investments, at Fair Value	$14,773,787	$4,226,911
Cash and Cash Equivalents	271,509	39,686
Dividends Receivable	25,951	4,183
Tax Reclaims Receivable	7,610	133
Total Assets	15,078,857	4,270,913

Liabilities:
Advisory Fees Payable — Net	10,978	3,228
Total Liabilities	10,978	3,228

Net Assets	$15,067,879	$4,267,685

Net Assets Consist of:
Paid-in Capital	$18,711,193	$5,521,790
Total Distributable Earnings (Accumulated Losses)	(3,643,314)	(1,254,105)
Net Assets	$15,067,879	$4,267,685

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	890,000	220,000
Net Asset Value, Offering and Redemption Price Per Share	$16.93	$19.40

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Assets and Liabilities

May 31, 2025 (Unaudited) (Concluded)

Range Nuclear Renaissance Index ETF
Assets:
Investments, at Cost	$210,160,935
Foreign Currency, at Cost	263
Investments, at Fair Value	$254,432,254
Cash and Cash Equivalents	768,103
Foreign Currency, at Value	321
Dividends Receivable	323,894
Tax Reclaims Receivable	112,029
Total Assets	255,636,601

Liabilities:
Payable for Investment Securities Purchased	256,953
Advisory Fees Payable — Net	159,436
Total Liabilities	416,389

Net Assets	$255,220,212

Net Assets Consist of:
Paid-in Capital	$225,641,998
Total Distributable Earnings (Accumulated Losses)	29,578,214
Net Assets	$255,220,212

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,050,000
Net Asset Value, Offering and Redemption Price Per Share	$50.54

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Operations

For the Six Months Ended May 31, 2025 (Unaudited)

	Range Global Coal Index ETF	Range Global Offshore Oil Services Index ETF
Investment Income:
Dividend Income	$371,624	$78,296
Interest Income	1,414	1,036
Less: Foreign Taxes Withheld	(10,417)	(10,154)
Total Investment Income	362,621	69,178

Expenses:
Advisory Fees	50,400	18,706
Total Expenses	50,400	18,706
Net Investment Income (Loss)	312,221	50,472

Net Realized Gain (Loss) on:
Investments(1)	(521,397)	(485,327)
Foreign Currency Transactions	(188)	(2,108)
Net Realized Gain (Loss)	(521,585)	(487,435)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(3,288,175)	(338,280)
Foreign Currency Translations	215	(82)
Net Change in Unrealized Appreciation (Depreciation)	(3,287,960)	(338,362)

Net Realized and Unrealized Gain (Loss)	(3,809,545)	(825,797)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,497,324)	$(775,325)

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Operations

For the Six Months Ended May 31, 2025 (Unaudited) (Concluded)

Range Nuclear Renaissance Index ETF
Investment Income:
Dividend Income	$1,188,989
Interest Income	8,980
Less: Foreign Taxes Withheld	(101,957)
Total Investment Income	1,096,012

Expenses:
Advisory Fees	761,945
Total Expenses	761,945
Net Investment Income (Loss)	334,067

Net Realized Gain (Loss) on:
Investments(1)	(14,948,414)
Foreign Currency Transactions	27,924
Net Realized Gain (Loss)	(14,920,490)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	31,393,245
Foreign Currency Translations	5,910
Net Change in Unrealized Appreciation (Depreciation)	31,399,155

Net Realized and Unrealized Gain (Loss)	16,478,665

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,812,732

(1)   Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

	Range Global Coal Index ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024†
Operations:
Net Investment Income (Loss)	$312,221	$181,929
Net Realized Gain (Loss)(1)	(521,585)	(59,488)
Net Change in Unrealized Appreciation (Depreciation)	(3,287,960)	(92,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,497,324)	29,763

Distributions:	(175,753)	—

Capital Share Transactions:
Issued	7,457,340	11,253,853
Increase (Decrease) in Net Assets from Capital Share Transactions	7,457,340	11,253,853

Total Increase (Decrease) in Net Assets	3,784,263	11,283,616

Net Assets:
Beginning of Year/Period	11,283,616	—
End of Year/Period	$15,067,879	$11,283,616

Share Transactions:
Issued	420,000	470,000
Net Increase (Decrease) in Shares Outstanding from Share Transactions	420,000	470,000

†      Commenced operations on January 23, 2024.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

(Continued)

	Range Global Offshore Oil Services Index ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024†
Operations:
Net Investment Income (Loss)	$50,472	$111,587
Net Realized Gain (Loss)(1)	(487,435)	(145,468)
Net Change in Unrealized Appreciation (Depreciation)	(338,362)	(489,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	(775,325)	(523,294)

Distributions:	(222,017)	—

Capital Share Transactions:
Issued	7,008,809	16,389,657
Redeemed	(3,949,933)	(13,660,212)
Increase (Decrease) in Net Assets from Capital Share Transactions	3,058,876	2,729,445

Total Increase (Decrease) in Net Assets	2,061,534	2,206,151

Net Assets:
Beginning of Year/Period	2,206,151	—
End of Year/Period	$4,267,685	$2,206,151

Share Transactions:
Issued	360,000	610,000
Redeemed	(230,000)	(520,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	130,000	90,000

†      Commenced operations on January 23, 2024.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Statements of Changes in Net Assets

(Concluded)

	Range Nuclear Renaissance Index ETF
	For the Six Months Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024†
Operations:
Net Investment Income (Loss)	$334,067	$45,483
Net Realized Gain (Loss)(1)	(14,920,490)	852,734
Net Change in Unrealized Appreciation (Depreciation)	31,399,155	12,877,507
Net Increase (Decrease) in Net Assets Resulting from Operations	16,812,732	13,775,724

Distributions:	(98,585)	—

Capital Share Transactions:
Issued	136,007,715	103,739,214
Redeemed	(8,920,585)	(6,096,003)
Increase (Decrease) in Net Assets from Capital Share Transactions	127,087,130	97,643,211

Total Increase (Decrease) in Net Assets	143,801,277	111,418,935

Net Assets:
Beginning of Year/Period	111,418,935	—
End of Year/Period	$255,220,212	$111,418,935

Share Transactions:
Issued	2,860,000	2,590,000
Redeemed	(220,000)	(180,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,640,000	2,410,000

†      Commenced operations on January 23, 2024.

(1)         Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in the Notes to Financial Statements).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Global Coal Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$24.01	$24.93
Investment Activities
Net investment income (loss)*	0.48	0.55
Net realized and unrealized gain (loss)	(7.19)	(1.47)
Total from investment activities	(6.71)	(0.92)

Distributions to shareholders from:
Net investment income	(0.37)	—
Total distributions	(0.37)	—
Net Asset Value, end of year/period	$16.93	$24.01
Net Asset Value, Total Return (%)(1)	(28.21)	(3.69)
Ratios to Average Net Assets
Expenses (%)	0.85 (2)	0.85 (2)
Net investment income (loss) (%)	5.26 (2)	2.78 (2)
Supplemental Data
Net Assets end of year/period (000)	$15,068	$11,284
Portfolio turnover rate (%)(3)	15	18

†      Commenced operations on January 23, 2024.

*   Per share data calculated using average shares method.

(1)      Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Global Offshore Oil Services Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$24.51	$25.15
Investment Activities
Net investment income (loss)*	0.22	0.43
Net realized and unrealized gain (loss)	(2.86)	(1.07)
Total from investment activities	(2.64)	(0.64)

Distributions to shareholders from:
Net investment income	(1.21)	—
Net realized capital gains	(1.26)	—
Total distributions	(2.47)	—
Net Asset Value, end of year/period	$19.40	$24.51
Net Asset Value, Total Return (%)(1)	(11.25)	(2.54)
Ratios to Average Net Assets
Expenses (%)	0.85 (2)	0.85 (2)
Net investment income (loss) (%)	2.29 (2)	1.86 (2)
Supplemental Data
Net Assets end of year/period (000)	$4,268	$2,206
Portfolio turnover rate (%)(3)	43	28

†      Commenced operations on January 23, 2024.

*   Per share data calculated using average shares method.

(1)      Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Range Nuclear Renaissance Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Year/Period

	For the Six Months Ended May 31, 2025 (Unaudited)	Period Ended November 30, 2024†
Net Asset Value, beginning of year/period	$46.23	$25.12
Investment Activities
Net investment income (loss)*	0.08	0.10
Net realized and unrealized gain (loss)	4.27	21.01
Total from investment activities	4.35	21.11

Distributions to shareholders from:
Net investment income	(0.03)	—
Net realized capital gains	(0.01)	—
Total distributions	(0.04)	—
Net Asset Value, end of year/period	$50.54	$46.23
Net Asset Value, Total Return (%)(1)	9.42	84.04
Ratios to Average Net Assets
Expenses (%)	0.85 (2)	0.85	(2)
Net investment income (loss) (%)	0.37 (2)	0.30	(2)
Supplemental Data
Net Assets end of year/period (000)	$255,220	$111,419
Portfolio turnover rate (%)(3)	22	13

†      Commenced operations on January 23, 2024.

*   Per share data calculated using average shares method.

(1)      Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

(2)         Annualized.

(3)      Portfolio turnover is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Range Global Coal Index ETF, Range Global Offshore Oil Services Index ETF and Range Nuclear Renaissance Index ETF (each a “Fund”, and together the “Funds”). The Range Global Coal Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global Coal Index. The Range Global Offshore Oil Services Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Global Offshore Oil Services Index. The Range Nuclear Renaissance Index ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Range Nuclear Renaissance Index. Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for each Fund. Each Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Funds commenced operations on January 23, 2024.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of a Fund may be different from their net asset value (“NAV”). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Funds meet the criteria of an “investment company,” and therefore, the Funds prepare their financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — Each Fund is an investment company in conformity with U.S. GAAP. Therefore, the Funds follow the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote.

Security Valuation — The Funds record their investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act, establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for a Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, a Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its NAV, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

•        Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

•    Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the six months ended May 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is each Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds’ policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on their Statements of Operations. As of May 31, 2025, the Funds did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Funds have reviewed all major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The Funds may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable).

All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statements of Assets and Liabilities, if any. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — Each Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Funds issue and redeem shares at NAV and only in Creation Units, or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Funds may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of a Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit a Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of a Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Funds and is responsible for the day-to-day management of the Funds, including, among other things, implementing changes to each Fund’s portfolio in connection with any rebalancing or reconstitution of an Index, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of each Fund.

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

3. SERVICE PROVIDERS (concluded)

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Funds’ unitary fee arrangement, as described below, and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. For the services it provides to the Funds, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds (including the fee charged by ETC Platform Services), except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

Range Fund Holdings, LLC is the sponsor of each Fund’s Index and each Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to any Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as each Fund’s underwriter and distributor of each Fund’s shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of a Fund’s shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in any Fund’s shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the six months ended May 31, 2025, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Funds’ administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Funds’ custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

4. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

	Purchases	Sales and Maturities
Range Global Coal Index ETF	$2,051,968	$1,861,830
Range Global Offshore Oil Services Index ETF	2,186,162	1,715,705
Range Nuclear Renaissance Index ETF	49,629,514	39,622,885

For the six months ended May 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the six months ended May 31, 2025, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales	Net Realized Gain (Loss)
Range Global Coal Index ETF	$7,196,740	$—	$—
Range Global Offshore Oil Services Index ETF	5,888,851	3,481,582	(320,019)
Range Nuclear Renaissance Index ETF	125,287,134	8,188,252	1,752,977

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital or total distributable earnings (accumulated losses) as appropriate, in the period that the differences arise.

As of November 30, 2024, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Range Global Coal Index ETF	Range Global Offshore Oil Services Index ETF	Range Nuclear Renaissance Index ETF
Undistributed Ordinary Income	$131,480	$232,972	$65,114
Capital Loss Carryforwards	(16,965)	—	—
Unrealized Appreciation (Depreciation)	(84,753)	(489,734)	12,798,953
Other Temporary Differences	1	(1)	—
Total Distributable Earnings (Accumulated Losses)	$29,763	$(256,763)	$12,864,067

The Funds are permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of November 30, 2024, the following Fund had capital loss carryforwards to offset capital gains for an unlimited period:

	Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
Range Global Coal Index ETF	$16,965	$—	$16,965

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at May 31, 2025, were as follows:

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Range Global Coal Index ETF	$18,154,638	$225,314	$(3,606,165)	$(3,380,851)
Range Global Offshore Oil Services Index ETF	5,054,703	345,301	(1,173,093)	(827,792)
Range Nuclear Renaissance Index ETF	210,160,935	48,284,886	(4,013,567)	44,271,319

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), each shareholder of a Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Risk information is applicable to each Fund unless otherwise noted. Additional principal risks are disclosed in the

Funds’ prospectus. Please refer to the Funds’ prospectus for a complete description of the principal risks of investing in a Fund.

Currency Exchange Rate Risk. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund’s investments and the value of your shares. Because each Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in a Fund may go down if the value of the local currency of the non-U.S. markets in which that Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in a Fund’s holdings goes up. Conversely, the dollar value of your investment in a Fund may go up if the value of the local currency appreciates against the U.S. dollar. The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling of currency by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Because foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities investments in a Fund more volatile and potentially less liquid than other types of investments. These factors can also cause the Fund’s shares to trade at a premium or discount to NAV.

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (continued)

Sector Focus Risk. A Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While each Fund’s sector exposure is expected to vary over time based on the composition of its Index, each Fund anticipates that it may be subject to some or all of the risks described below.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons including, fluctuations in energy prices and supply and demand of energy fuels caused by geopolitical events, the success of exploration projects, weather or meteorological events, taxes, increased governmental or environmental regulation, resource depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events that result in injury, loss of life or property, pollution or other environmental damage claims, terrorist threats or attacks, among others. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and may incur significant amounts of debt, to maintain or expand their reserves through exploration of new sources of supply, through the development of existing sources, through acquisitions, or through long-term contracts to acquire reserves. Factors adversely affecting producers, refiners, distributors, or others in the energy sector may adversely affect companies that service or supply those entities, either because demand for those services or products is curtailed, or those services or products come under price pressure. Issuers in the energy sector may also be impacted by changing investor and consumer preferences arising from the sector’s potential exposure to sustainability and environmental concerns.

Industrials Sector Risk. Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.

Utilities Sector Risk. The utilities sector is subject to significant government regulation and oversight. Deregulation, however, may subject utility companies to greater competition and may reduce their profitability. Companies in the utilities sector may be adversely affected due to increases in fuel and operating costs, rising costs of financing capital construction and the cost of complying with U.S. federal and state regulations, among other factors.

Risk of Investing in Nuclear Companies (NUKZ). The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of nuclear companies. Nuclear companies may face considerable risk as a result of, among other risks, incidents and accidents, breaches of security, ill-intentioned acts of terrorism, air crashes, natural disasters (such as floods or earthquakes), equipment malfunctions or mishandling in storage handling, transportation, treatment or conditioning of substances and nuclear materials. Such events could have serious consequences, especially in case of radioactive contamination and irradiation of the environment, for the general population, as well as a material, negative impact on the Fund’s portfolio companies and thus the Fund’s financial situation. In addition, nuclear companies are subject to competitive risk associated with the prices of other energy sources, such as natural gas and oil. Consumers of nuclear energy may have the ability to switch between nuclear energy and other energy sources and, as a result, during periods when competing energy sources are less expensive, the revenues of nuclear energy companies may decline with a corresponding impact on earnings.

Risk of Investing in Coal Companies (COAL). Companies involved in activities relating to the exploration for, mining of, and other related activities for coal face risks due to supply and demand variability. Weather conditions, a strong or weak domestic economy, the price levels of competing sources of fuel, political instability and conservation efforts may affect the demand for coal. The productivity of mining operations may be reduced by geological conditions,

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUNDS (concluded)

regulatory permits for mining activities and the availability of coal that meets standards set forth in the Clean Air Act, as amended in 1990.Companies involved in activities relating to the exploration for, mining of, and other related activities for coal are also impacted by the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices. In addition, companies in this industry may be significantly affected by the occurrence of certain events relating to international political and economic developments, the success of exploration projects and tax and other government regulations. A primary risk of the coal industry is the competitive risk associated with the prices of alternative fuels, such as natural gas and oil. For example, consumers of coal often have the ability to switch between the use of coal, oil or natural gas. As a result, during periods when competing fuels are less expensive, the revenues of companies in the coal industry may decline with a corresponding impact on earnings.

Market Risk. Market risk, including political, regulatory, market, and economic or other developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of a Fund’s shares. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Different types of investments may go through interest rates generally do not have the same impact on all types of investments. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not a Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Non-Diversification Risk. As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

7. OTHER

At May 31, 2025, the records of the Trust, reflected that 100% of the Funds’ total shares outstanding were held by Authorized Participants, in the form of Creation Units, as shown in the table below. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

Number of Authorized Participants
Range Global Coal Index ETF	3
Range Global Offshore Oil Services Index ETF	4
Range Nuclear Renaissance Index ETF	4

Range ETFs

Notes to Financial Statements

May 31, 2025 (Unaudited) (Concluded)

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. However, the Federal Reserve has recently lowered interest rates and may continue to do so. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements except the following:

At a meeting held on May 22, 2025, the Adviser of the Range Global Offshore Oil Services Index ETF recommended, and the Board of the Trust approved, the termination and liquidation of the Fund pursuant to the terms of a Plan of Liquidation. Accordingly, the Fund ceased operations and liquidated on June 20, 2025.

Range ETFs

Other Information (Form N-CSRS Items 8-11) (Unaudited)

May 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $9,092 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue,
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-726-4388

•        https://rangeetfs.com/investor-materials

RAN-SA-001-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
Principal Executive Officer

Date: July 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
Principal Executive Officer

Date: July 25, 2025

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date: July 25, 2025